Property, Equipment And Software	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Equipment and Software
5. PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software consist of the following:

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipmen t	24,265	30,808	4,722
Leasehold improvement	11,856	13,842	2,121
Software	10,220	9,990	1,531
Office furniture and equipment	1,526	1,531	234

Total property, equipment and software	47,867	56,171	8,608

Less: accumulated depreciation and amortization	(18,221)	(30,899)	(4,735)

Net book value	29,646	25,272	3,873
Construction in progress	423	—	—

Total net book value of property, equipment and software	30,069	25,272	3,873

The total amounts charged to the consolidated statements of comprehensive income/(loss) for depreciation and amortization expenses amounted to approximately RMB6.7 million, RMB9.8 million and RMB12.7 million, for the years ended December 31, 2018, 2019 and 2020, respectively.